ALLOWANCE FOR LOAN LOSSES (Schedule of Reserve Factors) (Details)	Jun. 30, 2015	Jun. 30, 2014
1 - 4 Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Reserve factor	0.35%	0.15%
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Reserve factor	0.75%	0.15%
Land Acquisition & Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Reserve factor	1.00%	0.75%
Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Reserve factor	1.00%	0.50%